[GRAPHIC]

LIBERTY HIGH YIELD SECURITIES FUND

ANNUAL REPORT
DECEMBER 31, 2002


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

[GRAPHIC]

LIBERTY HIGH YIELD SECURITIES FUND

ANNUAL REPORT
DECEMBER 31, 2002


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TO SIGN UP FOR eDELIVERY, GO TO www.icsdelivery.com.

PRESIDENT'S MESSAGE

[PHOTO]

Dear Shareholder: The bond market enjoyed another year of positive returns in 2002, as interest rates declined across most sectors and maturity ranges during the year. But high-yield bonds did not fully participate because questions about the economy's ability to fully recover from recession continued to hang over the sector until late in the year. The sector finally got a boost when the Federal Reserve Board stepped forward to lower a key short-term interest rate in November and investors demonstrated a greater appetite for risk. Although high-yield bonds rallied in the fourth quarter of the year, most high-yield benchmarks posted negative returns for the 12-month ended December 31, 2002. It was the fifth consecutive year, total returns were below long-term averages. While these returns were disappointing, the high-yield market held up better than the equity market, which logged significant losses for the past three years. Higher-quality bonds performed better than lower-quality bonds throughout most of the period, as rallying US Treasury securities lifted issues that were more sensitive to interest rate changes. By contrast, the sectors that were driven more by credit quality suffered from the same concerns that afflicted stocks -- geopolitical and economic uncertainties, accounting scandals and the lack of investor confidence. However, these lower-quality securities led the rally in the fourth quarter, indicating investors had become more optimistic about the sector's prospects. A stronger economy in the year ahead could continue to help the high-yield sector.

The following report will provide you with more detailed information about the performance of Liberty High Yield Securities Fund and the strategies used by the fund's manager Scott Richards. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President

  NET ASSET VALUE PER SHARE as of 12/31/02 ($)

         Class A                         4.01
         Class B                         4.01
         Class C                         4.01
         Class Z                         4.01

  DISTRIBUTIONS DECLARED PER SHARE
  1/1/02 - 12/31/02 ($)

         Class A                         0.42
         Class B                         0.38
         Class C                         0.39
         Class Z                         0.43

             - NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02

PERFORMANCE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02 ($)

                  WITHOUT      WITH
                   SALES       SALES
                  CHARGE      CHARGE
-------------------------------------
Class A           16,229     15,458
-------------------------------------
Class B           15,056     15,056
-------------------------------------
 Class C          15,529     15,529
-------------------------------------
 Class Z          16,392        n/a

[CHART]

              CLASS A SHARES        CLASS A SHARES        CS FIRST BOSTON
           WITHOUT SALES CHARGE   WITH SALES CHARGE   GLOBAL HIGH YIELD INDEX
1/1/93          $ 10,000.00          $  9,525.00            $ 10,000.00
1/31/93         $ 10,258.00          $  9,771.00            $ 10,273.00
2/28/93         $ 10,440.00          $  9,944.00            $ 10,476.00
3/31/93         $ 10,622.00          $ 10,118.00            $ 10,697.00
4/30/93         $ 10,758.00          $ 10,247.00            $ 10,758.00
5/31/93         $ 10,944.00          $ 10,424.00            $ 10,916.00
6/30/93         $ 11,181.00          $ 10,650.00            $ 11,113.00
7/31/93         $ 11,271.00          $ 10,736.00            $ 11,229.00
8/31/93         $ 11,346.00          $ 10,807.00            $ 11,324.00
9/30/93         $ 11,388.00          $ 10,847.00            $ 11,389.00
10/31/93        $ 11,699.00          $ 11,143.00            $ 11,597.00
11/30/93        $ 11,826.00          $ 11,264.00            $ 11,743.00
12/31/93        $ 11,972.00          $ 11,403.00            $ 11,891.00
1/31/94         $ 12,273.00          $ 11,690.00            $ 12,103.00
2/28/94         $ 12,277.00          $ 11,694.00            $ 12,121.00
3/31/94         $ 12,001.00          $ 11,431.00            $ 11,765.00
4/30/94         $ 11,810.00          $ 11,249.00            $ 11,607.00
5/31/94         $ 11,867.00          $ 11,303.00            $ 11,673.00
6/30/94         $ 11,924.00          $ 11,357.00            $ 11,595.00
7/31/94         $ 11,927.00          $ 11,361.00            $ 11,649.00
8/31/94         $ 11,931.00          $ 11,364.00            $ 11,733.00
9/30/94         $ 11,952.00          $ 11,384.00            $ 11,780.00
10/31/94        $ 11,938.00          $ 11,371.00            $ 11,788.00
11/30/94        $ 11,830.00          $ 11,268.00            $ 11,652.00
12/31/94        $ 11,929.00          $ 11,362.00            $ 11,775.00
1/31/95         $ 12,045.00          $ 11,473.00            $ 11,899.00
2/28/95         $ 12,355.00          $ 11,768.00            $ 12,192.00
3/31/95         $ 12,435.00          $ 11,845.00            $ 12,329.00
4/30/95         $ 12,730.00          $ 12,125.00            $ 12,603.00
5/31/95         $ 13,008.00          $ 12,390.00            $ 12,958.00
6/30/95         $ 13,070.00          $ 12,449.00            $ 13,044.00
7/31/95         $ 13,291.00          $ 12,660.00            $ 13,246.00
8/31/95         $ 13,313.00          $ 12,681.00            $ 13,283.00
9/30/95         $ 13,517.00          $ 12,875.00            $ 13,436.00
10/31/95        $ 13,682.00          $ 13,032.00            $ 13,585.00
11/30/95        $ 13,766.00          $ 13,112.00            $ 13,649.00
12/31/95        $ 14,034.00          $ 13,367.00            $ 13,822.00
1/31/96         $ 14,284.00          $ 13,605.00            $ 14,085.00
2/29/96         $ 14,409.00          $ 13,725.00            $ 14,160.00
3/31/96         $ 14,283.00          $ 13,604.00            $ 14,121.00
4/30/96         $ 14,368.00          $ 13,686.00            $ 14,198.00
5/31/96         $ 14,476.00          $ 13,788.00            $ 14,313.00
6/30/96         $ 14,476.00          $ 13,788.00            $ 14,344.00
7/31/96         $ 14,563.00          $ 13,871.00            $ 14,473.00
8/31/96         $ 14,825.00          $ 14,121.00            $ 14,631.00
9/30/96         $ 15,222.00          $ 14,499.00            $ 14,883.00
10/31/96        $ 15,222.00          $ 14,499.00            $ 15,008.00
11/30/96        $ 15,513.00          $ 14,776.00            $ 15,242.00
12/31/96        $ 15,751.00          $ 15,002.00            $ 15,539.00
1/31/97         $ 15,888.00          $ 15,133.00            $ 15,652.00
2/28/97         $ 16,231.00          $ 15,460.00            $ 15,947.00
3/31/97         $ 15,908.00          $ 15,152.00            $ 15,768.00
4/30/97         $ 16,070.00          $ 15,307.00            $ 15,908.00
5/31/97         $ 16,469.00          $ 15,686.00            $ 16,228.00
6/30/97         $ 16,729.00          $ 15,934.00            $ 16,449.00
7/31/97         $ 17,132.00          $ 16,318.00            $ 16,798.00
8/31/97         $ 17,180.00          $ 16,364.00            $ 16,888.00
9/30/97         $ 17,589.00          $ 16,753.00            $ 17,223.00
10/31/97        $ 17,589.00          $ 16,753.00            $ 17,221.00
11/30/97        $ 17,735.00          $ 16,892.00            $ 17,343.00
12/31/97        $ 17,935.00          $ 17,083.00            $ 17,501.00
1/31/98         $ 18,306.00          $ 17,437.00            $ 17,799.00
2/28/98         $ 18,407.00          $ 17,533.00            $ 17,937.00
3/31/98         $ 18,633.00          $ 17,748.00            $ 18,027.00
4/30/98         $ 18,684.00          $ 17,796.00            $ 18,162.00
5/31/98         $ 18,710.00          $ 17,821.00            $ 18,217.00
6/30/98         $ 18,787.00          $ 17,894.00            $ 18,255.00
7/31/98         $ 19,014.00          $ 18,111.00            $ 18,383.00
8/31/98         $ 17,761.00          $ 16,917.00            $ 17,135.00
9/30/98         $ 17,608.00          $ 16,772.00            $ 17,133.00
10/31/98        $ 17,302.00          $ 16,480.00            $ 16,792.00
11/30/98        $ 18,439.00          $ 17,563.00            $ 17,643.00
12/31/98        $ 18,322.00          $ 17,452.00            $ 17,603.00
1/31/99         $ 18,627.00          $ 17,742.00            $ 17,768.00
2/28/99         $ 18,649.00          $ 17,763.00            $ 17,731.00
3/31/99         $ 19,018.00          $ 18,115.00            $ 17,892.00
4/30/99         $ 19,349.00          $ 18,430.00            $ 18,288.00
5/31/99         $ 18,987.00          $ 18,085.00            $ 18,090.00
6/30/99         $ 19,097.00          $ 18,190.00            $ 18,099.00
7/31/99         $ 19,157.00          $ 18,247.00            $ 18,108.00
8/31/99         $ 19,070.00          $ 18,165.00            $ 17,947.00
9/30/99         $ 18,981.00          $ 18,079.00            $ 17,809.00
10/31/99        $ 19,013.00          $ 18,110.00            $ 17,722.00
11/30/99        $ 19,332.00          $ 18,414.00            $ 17,963.00
12/31/99        $ 19,454.00          $ 18,530.00            $ 18,180.00
1/31/00         $ 19,238.00          $ 18,324.00            $ 18,107.00
2/29/00         $ 19,531.00          $ 18,603.00            $ 18,220.00
3/31/00         $ 19,234.00          $ 18,320.00            $ 17,946.00
4/30/00         $ 19,109.00          $ 18,201.00            $ 17,919.00
5/31/00         $ 18,744.00          $ 17,853.00            $ 17,633.00
6/30/00         $ 18,896.00          $ 17,998.00            $ 18,028.00
7/31/00         $ 19,086.00          $ 18,180.00            $ 18,197.00
8/31/00         $ 19,275.00          $ 18,360.00            $ 18,319.00
9/30/00         $ 18,954.00          $ 18,053.00            $ 18,150.00
10/31/00        $ 18,125.00          $ 17,264.00            $ 17,586.00
11/30/00        $ 17,085.00          $ 16,273.00            $ 16,893.00
12/31/00        $ 17,449.00          $ 16,620.00            $ 17,233.00
1/31/01         $ 18,825.00          $ 17,931.00            $ 18,265.00
2/28/01         $ 18,880.00          $ 17,983.00            $ 18,450.00
3/31/01         $ 18,153.00          $ 17,291.00            $ 18,083.00
4/30/01         $ 17,728.00          $ 16,886.00            $ 17,896.00
5/31/01         $ 17,892.00          $ 17,042.00            $ 18,254.00
6/30/01         $ 17,119.00          $ 16,305.00            $ 17,971.00
7/31/01         $ 17,105.00          $ 16,292.00            $ 18,164.00
8/31/01         $ 17,231.00          $ 16,413.00            $ 18,418.00
9/30/01         $ 15,850.00          $ 15,097.00            $ 17,256.00
10/31/01        $ 16,422.00          $ 15,642.00            $ 17,650.00
11/30/01        $ 17,000.00          $ 16,192.00            $ 18,221.00
12/31/01        $ 16,964.00          $ 16,158.00            $ 18,233.00
1/31/02         $ 17,140.00          $ 16,326.00            $ 18,403.00
2/28/02         $ 16,837.00          $ 16,037.00            $ 18,273.00
3/31/02         $ 17,128.00          $ 16,315.00            $ 18,691.00
4/30/02         $ 17,272.00          $ 16,452.00            $ 18,988.00
5/31/02         $ 17,037.00          $ 16,228.00            $ 18,921.00
6/30/02         $ 16,187.00          $ 15,418.00            $ 18,262.00
7/31/02         $ 15,739.00          $ 14,991.00            $ 17,740.00
8/31/02         $ 15,794.00          $ 15,044.00            $ 17,969.00
9/30/02         $ 15,652.00          $ 14,908.00            $ 17,748.00
10/31/02        $ 15,489.00          $ 14,753.00            $ 17,639.00
11/30/02        $ 16,124.00          $ 15,358.00            $ 18,572.00
12/31/02        $ 16,229.00          $ 15,458.00            $ 18,799.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT libertyfunds.com FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992 and reinvestment of income and capital gains distributions. The CS First Boston High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the Fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02 (%)

SHARE CLASS            A                      B                      C                 Z
INCEPTION          10/21/71                6/8/92                 1/15/96            1/8/99
---------------------------------------------------------------------------------------------
              WITHOUT      WITH       WITHOUT     WITH       WITHOUT      WITH       WITHOUT
               SALES       SALES       SALES      SALES       SALES       SALES       SALES
              CHARGE      CHARGE      CHARGE     CHARGE      CHARGE      CHARGE      CHARGE
---------------------------------------------------------------------------------------------
1-year        -4.27       -8.82       -4.99      -9.33       -4.85       -5.71       -4.03
---------------------------------------------------------------------------------------------
5-year        -1.97       -2.92       -2.71      -2.96       -2.56       -2.56       -1.77
---------------------------------------------------------------------------------------------
10-year        4.96        4.45        4.18       4.18        4.50        4.50        5.07
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes C and Z share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class C shares would have been lower, and returns for the class Z shares would have been higher.

SEC YIELDS AS OF 12/31/02 (%)(1)

CLASS A                    8.31
CLASS B                    7.97
CLASS C                    8.12
CLASS Z                    8.98

(1) The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield for class C shares would have been 7.97%.

TOP 10 ISSUERS AS OF 12/31/02 (%)

ALLIED WASTE NORTH AMERICA                  1.4
NEXTEL COMMUNICATIONS                       1.4
SOVEREIGN BANCORP.                          1.4
ECHOSTAR COMMUNICATIONS                     1.3
RIVERWOOD INTERNATIONAL                     1.2
CSC HOLDINGS LTD.                           1.1
D.R. HORTON                                 1.1
METALLURG                                   1.0
HUNTSMAN ICI HOLDINGS                       1.0
HOLLYWOOD CASINO CORP                       1.0

QUALITY BREAKDOWN AS OF 12/31/02 (%)

AAA                                         6.3
BBB                                         2.3
BB                                         26.0
B                                          46.0
CCC                                        11.5
CC                                          2.3
D                                           1.6
NON-RATED                                   1.2
PREFERRED STOCK                             1.9
OTHER NET ASSETS                            0.9

Portfolio holdings and quality breakdown are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and quality breakdown in the future.

Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard and Poor's Corporation, Moody's Investor Service, Inc. The "Other" category represents the total of other assets and liabilities.

PORTFOLIO MANAGER'S REPORT

For the 12 months ended December 31, 2002, Liberty High Yield Securities Fund class A shares returned negative 4.27% without a sales charge. The fund trailed its benchmark, the CS First Boston High Yield Index, which returned 3.10%. The fund also lagged its peer group, the Lipper Current High-Yield Funds Category Average, which returned negative 1.76% for the same period.(1) Our investments in the cellular and cable television sectors had a negative impact on relative returns.

ANOTHER CHALLENGING YEAR FOR HIGH-YIELD BONDS

The strength in the high-yield market that began at the end of 2001 faded early in 2002 as the economic recovery stalled and default rates remained stubbornly high. Based on our more subdued outlook, we increased our holdings in higher-quality, BB-rated bonds and reduced our stake in relatively lower-quality, B-rated bonds. Consistent with our long-term strategy, however, the fund maintained sizable investments in credit-sensitive sectors throughout the year. In response to continuing declines in trading activity, we increased the number of holdings in the fund from 193 at the beginning of the period to 225 by the end. Holding smaller positions of more securities across a broad selection of industries improved the portfolio's liquidity and provided a cushion of diversification against market volatility.

SEVERAL BRIGHT SPOTS

Among the bright spots for the year were our holdings in the broadcast and housing industries. LIN Holding Corp, a television broadcaster, and Emmis Communications, a radio broadcaster, (0.7% and 0.4% of net assets, respectively) both showed improved earnings and increased asset valuations, which increased credit quality for those high-yield issues.2 Homebuilders D.R. Horton and K. Hovnanian Enterprises, (1.1% and 0.9% of net assets, respectively) also reported favorable results as the strong housing market continued throughout most of 2002. Our overweight positions in the energy, manufacturing and services sectors were also net positives for the fund.

----------
(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.
(2) Holdings are disclosed as of December 31, 2002 and are subject to change.

CELLULAR, CABLE STUMBLE

Our holdings in the cellular and cable television industries were a drag on performance. US cable company Charter Communications (0.7% of net assets) suffered substantial declines as Adelphia's accounting scandal spread concerns throughout the industry, lowering asset valuations and reducing financing available to all cable companies. We sold our holdings in Adelphia -- once one of the largest issuers in the high-yield market -- as our concerns about management increased. Selling Adelphia helped us to avoid significant price declines in subsequent months.

LOOKING AHEAD

After five years of below-average returns to the high-yield market, we expect to see improvement in 2003. Industry default rates, which have been at near-historical highs for the past two years, are forecast to be lower by year-end. We expect high-yield spreads -- the difference between the yields on US Treasuries and the yields on high-yield bonds -- to remain well above long-term averages. Wide spreads have historically attracted investor inflows. A prolonged recovery to the high-yield market will, of course, depend on an improving economy, increased capital availability for issuers and more stability in equity and other capital markets. Regardless of the market environment, our strategy is to employ rigorous fundamental research to locate high-yield bonds issued by companies with strong market positions, solid balance sheets and an improving outlook. We believe these companies will outperform the market over the next 12 months.


/s/ Scott B. Richards

SCOTT B. RICHARDS is portfolio manager of the Liberty High Yield Securities Fund. He joined Columbia Management Associates, Inc. (CMA), an affiliate of Columbia Management Group, in 1999, and is a senior vice president of CMA and lead manager of the company's high-yield portfolios. Prior to joining CMA, he was employed with State Street Research & Management Company as a vice president and portfolio manager. Mr. Richards has over 18 years experience in the investment management business.

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with domestic investments. The CS First Boston High Yield Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

PORTFOLIO STRUCTURE AS OF 12/31/02 (%)

CORPORATE BONDS                90.6
REPURCHASE AGREEMENT            6.2
PREFERRED STOCK                 1.9
OTHER                           0.9
COMMON STOCK                    0.4

Portfolio structure and maturity breakdowns are calculated as a percentage of net assets.

[CHART]

MATURITY BREAKDOWN AS OF 12/31/02(%)

0 - 3 years                     0.8
3 - 5 years                    19.4
5 - 7 years                    31.1
7 - 10 years                   36.7
10 - 15 years                   2.5
20 - 30 years                   0.1
Equity, perferred stock         2.3
Repurchase agreement            6.2
Other net assets                0.9

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Maturity breakdown is calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.

INVESTMENT PORTFOLIO

December 31, 2002

                                                        PAR            VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
BONDS & NOTES - 90.6%

CONSTRUCTION - 4.9%

BUILDING CONSTRUCTION - 4.9%
Associated Materials, Inc.,
   9.750% 04/15/12 (a)                             $   2,585,000   $   2,714,250
Atrium Companies, Inc.,
   10.500% 05/01/09                                    1,655,000       1,613,625
D.R. Horton, Inc.:
   8.000% 02/01/09                                       250,000         250,000
   9.750% 09/15/10                                     7,400,000       7,585,000
KB Home,
   8.625% 12/15/08                                     3,850,000       3,975,125
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                                     1,435,000       1,363,250
   10.500% 10/01/07                                    4,680,000       5,031,000
Lennar Corp.,
   7.625% 03/01/09                                     4,195,000       4,341,825
Ryland Group, Inc.,
   9.125% 06/15/11                                     2,675,000       2,835,500
Standard Pacific Corp.,
   9.250% 04/15/12                                     5,700,000       5,472,000
                                                                   -------------
                                                                      35,181,575
                                                                   -------------

CONSUMER STAPLES - 0.6%

HOUSEHOLD PRODUCTS - 0.6%
Armkell LLC,
   9.500% 08/15/09                                     1,540,000       1,667,050
Playtex Products, Inc.,
   9.375% 06/01/11                                     3,000,000       3,270,000
                                                                   -------------
                                                                       4,937,050
                                                                   -------------

FINANCE, INSURANCE & REAL ESTATE - 2.7%

DEPOSITORY INSTITUTIONS - 1.4%
Sovereign Bancorp, Inc.,
   10.500% 11/15/06                                    8,875,000       9,999,906
                                                                   -------------
FINANCIAL SERVICES - 0.6%
MDP Acquisitions PLC,
   9.625% 10/01/12 (a)                                 4,450,000       4,650,250
                                                                   -------------
INSURANCE AGENTS & BROKERS - 0.4%
Willis Corroon Corp.,
   9.000% 02/01/09                                     2,400,000       2,532,000
                                                                   -------------
REAL ESTATE - 0.3%
Istar Financial, Inc.,
   8.750% 08/15/08                                     1,925,000       2,021,250
                                                                   -------------

INDUSTRIALS - 0.6%

CONSTRUCTION & FARM MACHINERY - 0.3%
Cummins, Inc.,
   9.500% 12/01/10 (a)                                 2,335,000       2,475,100
                                                                   -------------
INDUSTRIAL CONGLOMERATE - 0.3% SPX Corp.,
   7.500% 01/01/13                                     2,210,000       2,237,625
                                                                   -------------

MANUFACTURING - 28.8%

APPAREL - 0.4%
William Carter Co.,
   10.875% 08/15/11                                $   2,950,000   $   3,215,500
                                                                   -------------
AUTO PARTS & EQUIPMENT - 0.5%
American Axle &
   Manufacturing, Inc.,
   9.750% 03/01/09                                     2,500,000       2,687,500
Rexnord Corp.,
   10.125% 12/15/12 (a)                                1,105,000       1,143,675
                                                                   -------------
                                                                       3,831,175
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS - 5.4%
Avecia Group PLC,
   11.000% 07/01/09                                    2,770,000       2,160,600
FMC Corp.,
   10.250% 11/01/09 (a)                                3,510,000       3,790,800
Huntsman ICI Holdings LLC,
   (b) 12/31/09                                       30,775,000       7,078,250
Koppers Industries, Inc.,
   9.875% 12/01/07                                     5,800,000       5,220,000
Lyondell Chemical Co.:
   9.625% 05/01/07                                     3,475,000       3,327,312
Series 1999 A,
   11.125% 07/15/12                                    3,675,000       3,638,250
MacDermid, Inc.,
   9.125% 07/15/11                                     3,075,000       3,290,250
Terra Capital, Inc.,
   12.875% 10/15/08 (a)                                5,345,000       5,719,150
Texas Petrochemicals Corp.,
   11.125% 07/01/06                                    7,850,000       4,788,500
                                                                   -------------
                                                                      39,013,112
                                                                   -------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.4%
Amphenol Corp.,
   9.875% 05/15/07                                     4,200,000       4,378,500
Fairchild Semiconductor Corp.,
   10.375% 10/01/07                                      750,000         787,500
Flextronics International Ltd.,
   9.875% 07/01/10                                     4,500,000       4,860,000
                                                                   -------------
                                                                      10,026,000
                                                                   -------------
FABRICATED METAL - 0.5%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                                     3,400,000       3,468,000
                                                                   -------------
FOOD & KINDRED PRODUCTS - 2.9%
Constellation Brands, Inc.,
   8.125% 01/15/12                                     2,000,000       2,070,000
Del Monte Corp.,
   9.250% 05/15/11                                     1,925,000       2,002,000
Dole Food Co., Inc.,
   7.250% 05/01/09 (a)                                 2,705,000       2,569,750
New World Pasta Co.,
   9.250% 02/15/09                                     2,200,000       1,100,000

See notes to investment portfolio.

December 31, 2002

                                                        PAR            VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)

MANUFACTURING (CONTINUED)

FOOD & KINDRED PRODUCTS (CONTINUED)
Premier International Foods PLC,
   12.000% 09/01/09                                $   5,750,000   $   6,152,500
Roundy's, Inc.,
   8.875% 06/15/12 (a)                                 3,475,000       3,431,563
Smithfield Foods, Inc.,
   8.000% 10/15/09 (a)                                 3,665,000       3,738,300
                                                                   -------------
                                                                      21,064,113
                                                                   -------------
FURNITURE & FIXTURES - 0.7%
Congoleum Corp.,
   8.625% 08/01/08                                     1,755,000         754,650
Juno Lighting, Inc.,
   11.875% 07/01/09                                    2,340,000       2,340,000
Simmons Co.,
   Series 1999 B,
   10.250% 03/15/09                                    1,700,000       1,844,500
                                                                   -------------
                                                                       4,939,150
                                                                   -------------
LUMBER & WOOD PRODUCTS - 0.1%
Georgia Pacific Corp.,
   8.875% 05/15/31                                       400,000         344,000
                                                                   -------------
MACHINERY & COMPUTER EQUIPMENT - 1.0%
JLG Industries, Inc.,
   8.375% 06/15/12                                     1,830,000       1,509,750
Numatics, Inc.,
   9.625% 04/01/08                                     3,785,000       1,703,250
United Rentals, Inc.:
   8.000% 08/15/08                                     2,715,000       2,172,000
   9.500% 06/01/08                                     1,985,000       1,627,700
                                                                   -------------
                                                                       7,012,700
                                                                   -------------
MEASURING & ANALYZING INSTRUMENTS - 0.4%
Fisher Scientific International, Inc.,
   8.125% 05/01/12                                     3,025,000       3,123,312
                                                                   -------------
MISCELLANEOUS MANUFACTURING - 4.8%
Actuant Corp.,
   13.000% 05/01/09                                    3,006,000       3,517,020
Agco Corp.,
   9.500% 05/01/08                                     3,100,000       3,348,000
Amscan Holdings, Inc.,
   9.875% 12/15/07                                     7,000,000       6,510,000
Applied Extrusion
   Technologies Inc.,
   10.750% 07/01/11                                    2,295,000       1,468,800
Ball Corp.:
   6.875% 12/15/12 (a)                                 1,000,000       1,005,000
   8.250% 08/01/08                                     1,900,000       1,995,000
Flowserve Corp.,
   12.250% 08/15/10                                    2,759,000       3,007,310
Johnsondiversey, Inc.,
   9.625% 05/15/12 (a)                                 2,250,000       2,362,500
Owens-Illinois, Inc.:
   7.150% 05/15/06                                 $   1,265,000   $   1,227,050
   7.350% 05/15/08                                     3,050,000       2,836,500
   7.500% 05/15/10                                        45,000          41,625
   8.100% 05/15/07                                     1,000,000         965,000
Tekni Plex, Inc.,
   12.750% 06/15/10                                    6,025,000       5,482,750
Terex Corp.,
   Series 2001 B,
   10.375% 04/01/11                                    1,255,000       1,179,700
                                                                   -------------
                                                                      34,946,255
                                                                   -------------
PAPER PRODUCTS - 2.1%
Corp. Durango SA,
   13.125% 08/01/06                                    4,035,000       1,452,600
Jefferson Smurfit Corp.,
   8.250% 10/01/12 (a)                                 2,175,000       2,229,375
Riverwood International Corp.,
   10.875% 04/01/08                                    8,525,000       8,610,250
Tembec Industries, Inc.,
   8.500% 02/01/11                                     3,110,000       3,125,550
                                                                   -------------
                                                                      15,417,775
                                                                   -------------
PRIMARY METAL - 1.3%
AK Steel Corp.,
   7.750% 06/15/12 (a)                                 2,150,000       2,166,125
Kaiser Aluminum &
   Chemical Corp.,
   10.875% 10/15/06 (c) (d)                            5,400,000       3,618,000
Oregon Steel Mills, Inc.,
   10.000% 07/15/09 (a)                                2,065,000       2,085,650
WCI Steel, Inc.,
   10.000% 12/01/04 (c)                                4,615,000       1,061,450
Wheeling-Pittsburg Corp.,
   9.250% 11/15/07 (c) (d)                            10,150,000         304,500
                                                                   -------------
                                                                       9,235,725
                                                                   -------------
PRINTING & PUBLISHING - 3.6%
American Greetings Corp.,
   11.750% 07/15/08                                    2,580,000       2,812,200
Dex Media East LLC,
   12.125% 11/15/12 (a)                                4,435,000       4,911,762
PriMedia Inc.,
   8.875% 05/15/11                                     4,665,000       4,233,488
Quebecor Media, Inc.,
   11.125% 07/15/11                                    5,000,000       4,600,000
Quebecor World, Inc.,
   8.375% 11/15/08                                       400,000         413,140
Von Hoffman Corp.,
   10.250% 03/15/09                                    3,750,000       3,562,500
Yell Finance BV,
   10.750% 08/01/11                                    4,715,000       5,139,350
                                                                   -------------
                                                                      25,672,440
                                                                   -------------

See notes to investment portfolio.

December 31, 2002

                                                        PAR            VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)

MANUFACTURING (CONTINUED)

STONE, CLAY, GLASS & CONCRETE - 0.4%
Anchor Glass Container Corp.,
   11.250% 04/01/05                                $   3,200,000   $   3,136,000
                                                                   -------------
TRANSPORTATION EQUIPMENT - 3.3%
Allied Holdings Inc.,
   Series 1997 B,
   8.625% 10/01/07                                     3,955,000       3,045,350
Collins & Aikman Products Co.:
   9.750% 02/15/10                                     1,600,000       1,600,000
   10.750% 12/31/11                                    6,115,000       5,809,250
Dana Corp.:
   9.000% 08/15/11                                     1,860,000       1,799,550
   10.125% 03/15/10 (a)                                2,075,000       2,106,125
Dura Operating Corp.,
   8.625% 04/15/12                                     1,975,000       1,994,750
Lear Corp.,
   8.110% 05/15/09                                     6,035,000       6,382,012
Newcor, Inc.,
   9.875% 03/01/08                                     4,600,000       1,058,000
                                                                   -------------
                                                                      23,795,037
                                                                   -------------

MINING & ENERGY - 7.6%
METALS & MINING - 1.6%
Metallurg, Inc.,
   11.000% 12/01/07                                    8,700,000       7,395,000
TriMas Corp.,
   9.875% 06/15/12 (a)                                 4,260,000       4,217,400
                                                                   -------------
                                                                      11,612,400
                                                                   -------------
OIL & GAS EXTRACTION - 5.7%
Benton Oil & Gas Co.,
   9.375% 11/01/07                                     2,565,000       2,308,500
Chesapeake Energy Corp.,
   7.750% 01/15/15 (a)                                 2,455,000       2,442,725
CIA Petrolifera Marlim,
   13.125% 12/17/04 (a)                                  100,000         101,500
Compton Petroleum Corp.,
   9.900% 05/15/09 (a)                                 2,575,000       2,703,750
Denbury Management, Inc.,
   9.000% 03/01/08                                     1,400,000       1,435,000
El Paso Energy Partners, LP,
   8.500% 06/01/11 (a)                                   675,000         621,000
Encore Acquisition Co.,
   8.375% 06/15/12 (a)                                 2,870,000       2,984,800
Forest Oil Corp.,
   8.000% 06/15/08                                     3,160,000       3,333,800
Magnum Hunter Resources, Inc.:
   9.600% 03/15/12                                     1,500,000       1,590,000
   10.000% 06/01/07                                    2,540,000       2,654,300
Mariner Energy, Inc.,
   10.500% 08/01/06                                    5,095,000       4,789,300
Petsec Energy, Inc.,
   9.500% 06/15/07 (c) (d) (f)                     $   6,825,000   $      68,250
Pioneer Natural Resources Co.,
   7.500% 04/15/12                                       920,000         970,600
Pogo Producing Co.,
   8.250% 04/15/11                                     6,500,000       6,825,000
Stone Energy Corp.,
   8.250% 12/15/11                                     1,690,000       1,744,925
TransTexas Gas Corp.,
   15.000% 03/15/05                                      475,296         166,354
Trico Marine Services, Inc.,
   8.875% 05/15/12                                     2,110,000       1,941,200
XTO Energy, Inc.,
   7.500% 04/15/12                                     4,500,000       4,770,000
                                                                   -------------
                                                                      41,451,004
                                                                   -------------
OIL & GAS FIELD SERVICES - 0.3%
Newpark Resources, Inc.,
   8.625% 12/15/07                                     2,450,000       2,290,750
                                                                   -------------

RETAIL TRADE - 2.4%

FOOD STORES - 0.6%
Michael Foods, Inc.,
   11.750% 04/01/11                                    1,250,000       1,400,000
Winn Dixie Stores, Inc.,
   8.875% 04/01/08                                     2,665,000       2,718,300
                                                                   -------------
                                                                       4,118,300
                                                                   -------------
MISCELLANEOUS RETAIL - 0.9%
JC Penney Co., Inc.,
   9.000% 08/01/12 (a)                                 3,550,000       3,621,000
Steinway Musical
   Instruments, Inc.,
   8.750% 04/15/11                                     3,400,000       3,332,000
                                                                   -------------
                                                                       6,953,000
                                                                   -------------
RESTAURANTS - 0.9%
Yum! Brands, Inc.:
   7.700% 07/01/12                                     2,775,000       2,899,875
   8.875% 04/15/11                                     3,090,000       3,368,100
                                                                   -------------
                                                                       6,267,975
                                                                   -------------

SERVICES - 19.7%

AMUSEMENT & RECREATION - 10.0%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                                    3,185,000       3,471,650
Argosy Gaming Co.,
   10.750% 06/01/09                                    3,895,000       4,284,500
Boyd Gaming Corp.:
   7.750% 12/15/12 (a)                                 1,895,000       1,876,050
   9.500% 07/15/07                                     1,920,000       2,006,400
Circus & Eldorado/Silver
   Legacy Capital Corp.,
   10.125% 03/01/12                                    4,000,000       3,940,000

See notes to investment portfolio.

December 31, 2002

                                                        PAR            VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)

SERVICES (CONTINUED)

AMUSEMENT & RECREATION (CONTINUED)
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                                 $   4,375,000   $   4,648,437
Hollywood Casino Corp.,
   11.250% 05/01/07                                    6,435,000       6,981,975
Hollywood Casino Shreveport,
   13.000% 08/01/06                                    5,130,000       5,232,600
Hollywood Entertainment Corp.,
   9.625% 03/15/11                                     2,000,000       2,025,000
Hollywood Park, Inc.:
   9.250% 02/15/07                                     6,500,000       5,785,000
   9.500% 08/01/07                                       225,000         200,250
Horseshoe Gaming LLC,
   8.625% 05/15/09                                       400,000         422,000
International Game Technology,
   8.375% 05/15/09                                     2,630,000       2,906,150
Majestic Investor Holdings,
   11.653% 12/30/07                                    1,700,000       1,598,000
Mohegan Tribal Gaming
   Authority:
   8.000% 04/01/12                                     2,325,000       2,435,438
   8.375% 07/01/11                                     1,450,000       1,526,125
Park Place Entertainment,
   9.375% 02/15/07                                     3,790,000       4,036,350
Penn National Gaming, Inc.,
   11.125% 03/01/08                                    4,000,000       4,360,000
Regal Cinemas, Inc.,
   9.375% 02/01/12                                     4,625,000       4,914,063
Riviera Holdings Corp.,
   11.000% 06/15/10 (a)                                  235,000         211,500
Six Flags, Inc.,
   9.500% 02/01/09                                     4,175,000       4,018,438
Turning Stone Casino Resort,
   9.125% 12/15/10 (a)                                 2,000,000       2,050,000
Venetian Casino Resort LLC,
   11.000% 06/15/10 (a)                                3,660,000       3,824,700
                                                                   -------------
                                                                      72,754,626
                                                                   -------------
FUNERAL SERVICES - 1.0%
Service Corp. International,
   7.700% 04/15/09                                     5,010,000       4,759,500
Stewart Enterprises, Inc.,
   10.750% 07/01/08                                    2,475,000       2,734,875
                                                                   -------------
                                                                       7,494,375
                                                                   -------------
HEALTH SERVICES - 6.4%
AmerisourceBergen Corp.:
   7.250% 11/15/12 (a)                                 1,720,000       1,767,300
   8.125% 09/01/08                                     3,140,000       3,359,800
Coventry Health Care, Inc.,
   8.125% 02/15/12                                     4,190,000       4,420,450
HCA Inc.,
   8.750% 09/01/10                                 $   5,420,000   $   6,210,453
Healthsouth Corp.,
   7.625% 06/01/12                                     3,530,000       2,912,250
InSight Health Services Corp.,
   9.875% 11/01/11 (a)                                 3,550,000       3,390,250
Magellan Health Services, Inc.:
   9.000% 02/15/08                                     5,710,000       1,427,500
   9.375% 11/15/07 (a)                                 3,080,000       2,402,400
MedQuest, Inc.,
   11.875% 08/15/12 (a)                                4,200,000       4,158,000
PacifiCare Health Systems Inc.,
   10.750% 06/01/09                                    4,395,000       4,702,650
Radiologix, Inc.,
   10.500% 12/15/08                                    2,220,000       1,731,600
Res-Care, Inc.,
   10.625% 11/15/08                                    3,325,000       2,560,250
Tenet Healthcare Corp.,
   6.375% 12/01/11                                     3,625,000       3,253,438
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                                    3,600,000       3,690,000
                                                                   -------------
                                                                      45,986,341
                                                                   -------------
HOTELS, CAMPS & LODGING - 1.5%
Host Marriott LP,
   9.500% 01/15/07                                     6,025,000       6,115,375
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12 (a)                                 4,750,000       4,702,500
                                                                   -------------
                                                                      10,817,875
                                                                   -------------
OTHER SERVICES - 0.8%
Advanstar Communications, Inc.,
   12.000% 02/15/11                                    4,050,000       3,159,000
Corrections Corp.,
   9.875% 05/01/09 (a)                                 2,340,000       2,503,800
                                                                   -------------
                                                                       5,662,800
                                                                   -------------

TRANSPORTATION, COMMUNICATIONS,
   ELECTRIC, GAS  & SANITARY SERVICES - 23.3%

AEROSPACE - 1.9% BE Aerospace, Inc.,
   8.875% 05/01/11                                     3,130,000       2,316,200
Condor Systems, Inc.,
   11.875% 05/01/09 (c)                                4,000,000         885,000
Derlan Manufacturing,
   10.000% 01/15/07                                      250,000         222,500
L-3 Communications Corp.,
   7.625% 06/15/12                                     3,550,000       3,674,250
Sequa Corp.,
   8.875% 04/01/08                                     1,670,000       1,594,900
TransDigm, Inc.,
   10.375% 12/01/08                                    4,700,000       4,841,000
                                                                   -------------
                                                                      13,533,850
                                                                   -------------

See notes to investment portfolio.

                                                        PAR            VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)

TRANSPORTATION, COMMUNICATIONS,
   ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)

AIR TRANSPORTATION - 1.0%
Northwest Airlines Corp.,
   9.875% 03/15/07                                 $   2,845,000   $   1,820,800
U.S. Airways, Inc.,
   10.375% 03/01/13 (d)                               11,154,000       5,577,000
                                                                   -------------
                                                                       7,397,800
                                                                   -------------
BROADCASTING - 3.6%
Allbritton Communications Co.,
   9.750% 11/30/07                                     3,554,000       3,692,606
British Sky Broadcasting PLC,
   8.200% 07/15/09                                     1,955,000       2,135,701
CanWest Media, Inc.,
   10.625% 05/15/11                                    4,075,000       4,339,875
Clear Channel
   Communications, Inc.,
   8.000% 11/01/08                                     1,165,000       1,264,025
Corus Entertainment, Inc.,
   8.750% 03/01/12                                     1,465,000       1,552,900
Emmis Communications Corp.,
   (e) 03/15/11
   (12.500% 03/15/06)                                  3,325,000       2,668,312
LIN Holding Corp.,
   (e) 03/01/08
   (10.000% 03/01/03)                                  5,125,000       5,227,500
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                     1,625,000       1,738,750
TV Azteca SA de CV,
   10.500% 02/15/07                                    3,730,000       3,357,000
                                                                   -------------
                                                                      25,976,669
                                                                   -------------
CABLE - 4.2%
Cable Satisfaction
   International, Inc.,
   12.750% 03/01/10                                    4,405,000         881,000
Charter Communications
   Holdings LLC:
   (e) 04/01/11
   (9.920% 04/01/04)                                   7,375,000       2,581,250
   10.000% 04/01/09                                    1,515,000         666,600
   10.750% 10/01/09                                    3,275,000       1,473,750
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                                    5,800,000       4,118,000
Diamond Cable Co.:
   10.750% 02/15/07 (c) (d)                            4,385,000         438,500
   11.750% 12/15/05 (c) (d)                            1,500,000         150,000
EchoStar DBS Corp.,
   9.250% 02/01/06                                     7,735,000       8,102,412
Insight Communications Co.,
   (e) 02/15/11
   (12.250% 02/15/06)                                  5,940,000       3,267,000
Insight Midwest,
   9.750% 10/01/09 (a)                             $   3,685,000   $   3,482,325
International CableTel, Inc.,
   11.500% 02/01/06                                    2,500,000         262,500
Northland Cable Television, Inc.,
   10.250% 11/15/07                                    7,395,000       4,954,650
                                                                   -------------
                                                                      30,377,987
                                                                   -------------
COMMUNICATIONS - 0.6%
XM Satellite Radio Holdings, Inc.,
   14.000% 03/15/10                                    6,370,000       4,331,600
                                                                   -------------
COMMUNICATION SERVICES - 0.4%
Crown Castle International Corp.:
   (e) 05/15/11
   (10.375% 05/15/04)                                  1,465,000         952,250
   10.750% 08/01/11                                    1,200,000       1,050,000
SBA Communications, Inc.,
   10.250% 02/01/09                                    1,700,000         922,250
                                                                   -------------
                                                                       2,924,500
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES - 2.0%
Allied Waste North America, Inc.:
   Series 1999 B,
   10.000% 08/01/09                                    4,940,000       4,915,300
   Series 2001 B,
   8.500% 12/01/08                                     5,500,000       5,527,500
HydroChem Industrial Services,
   10.375% 08/01/07                                    5,605,000       4,203,750
                                                                   -------------
                                                                      14,646,550
                                                                   -------------
ELECTRIC SERVICES - 3.8% AES Corp.:
   9.375% 09/15/10                                       400,000         244,000
   9.500% 06/01/09                                     3,060,000       1,866,600
Beaver Valley Funding Corp.,
   9.000% 06/01/17                                     5,860,000       6,494,872
Caithness Coso Funding Corp.,
   Series 1999 B,
   9.050% 12/15/09                                     3,944,629       3,865,736
Calpine Corp.,
   8.500% 02/15/11                                     6,320,000       2,812,400
CMS Energy Corp.,
   8.900% 07/15/08                                     3,325,000       2,959,250
Nevada Power Co.,
   10.875% 10/15/09 (a)                                2,070,000       2,132,100
Orion Power Holdings, Inc.,
   12.000% 05/01/10                                      650,000         464,750
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                                     2,955,000       2,393,550
Teco Energy, Inc.,
   10.500% 12/01/07 (a)                                1,640,000       1,646,740
UCAR Finance, Inc.,
   10.250% 02/15/12                                      400,000         312,000

See notes to investment portfolio.

December 31, 2002

                                                        PAR            VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)

TRANSPORTATION, COMMUNICATIONS,
   ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)

ELECTRIC SERVICES (CONTINUED)
Western Resources, Inc.,
   7.875% 05/15/07                                 $   2,360,000   $   2,360,000
                                                                   -------------
                                                                      27,551,998
                                                                   -------------
MARINE TRANSPORTATION - 0.2%
Teekay Shipping Corp.,
   8.875% 07/15/11                                     1,435,000       1,470,875
                                                                   -------------
MOTOR FREIGHT & WAREHOUSING - 0.2%
QDI LLC:
   12.000% 06/15/09 (a)                                  794,876         118,238
   12.500% 06/15/08                                    3,342,000       1,666,823
                                                                   -------------
                                                                       1,785,061
                                                                   -------------
POLLUTION CONTROL - 0.3%
Envirosource, Inc.,
   14.000% 12/15/08                                    1,988,860       1,789,974
                                                                   -------------
RADIOTELEPHONE COMMUNICATIONS - 2.3%
Airgate PCS, Inc.,
   (e) 10/01/09
   (13.500% 10/01/04)                                  3,080,000         338,800
Horizon PCS, Inc.,
   13.750% 06/15/11 (a)                                3,300,000         627,000
Nextel Communications, Inc.:
   9.375% 11/15/09                                     9,780,000       8,875,350
   9.750% 10/31/07                                       275,000         255,750
Nextel Partners, Inc.,
   11.000% 03/15/10                                    2,250,000       1,935,000
Rogers Cantel, Inc.,
   9.750% 06/01/16                                     4,175,000       3,715,750
Triton PCS, Inc.,
   8.750% 11/15/11                                       400,000         324,000
US Unwired, Inc.,
   (e) 11/01/09
   (13.375% 11/01/04)                                  6,130,000         367,800
                                                                   -------------
                                                                      16,439,450
                                                                   -------------
RAILROAD - 0.7%
Kansas City Southern,
   7.500% 06/15/09                                     1,620,000       1,701,000
Railworks Corp.,
   11.500% 04/15/09                                      600,000          24,000
TFM SA,
   12.500% 06/15/12 (a)                                3,030,000       3,018,638
                                                                   -------------
                                                                       4,743,638
                                                                   -------------
TELECOMMUNICATIONS - 1.1%
AT&T Wireless Services, Inc.,
   7.875% 03/01/11                                     2,700,000       2,700,000
Carrier1 International SA,
   13.250% 02/15/09 (c) (d)                            6,000,000         180,000
RCN Corp.,
   11.125% 10/15/07                                $   4,855,000   $   1,068,100
Time Warner Telecom, Inc.:
   9.750% 07/15/08                                     4,460,000       2,453,000
   10.125% 02/01/11                                    2,770,000       1,523,500
                                                                   -------------
                                                                       7,924,600
                                                                   -------------
TRANSPORTATION SERVICES - 0.9%
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                                     4,125,000       4,331,250
Stena AB,
   9.625% 12/01/12 (a)                                 2,055,000       2,116,650
                                                                   -------------
                                                                       6,447,900
                                                                   -------------
WATER TRANSPORTATION - 0.1%
National Waterworks, Inc.,
   10.500% 12/01/12 (a)                                1,000,000       1,050,000
                                                                   -------------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $763,058,434)                                            656,076,948
                                                                   -------------

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS - 1.9%

TRANSPORTATION, COMMUNICATIONS,
   ELECTRIC, GAS & SANITARY SERVICES - 1.9%

BROADCASTING - 0.6%
Sinclair Capital,
   11.625% PIK                                            38,150       4,101,125
                                                                   -------------
CABLE - 1.1% CSC Holdings Ltd.:
   11.125% PIK                                            27,690       2,589,015
   11.750% PIK                                            59,441       5,676,616
                                                                   -------------
                                                                       8,265,631
                                                                   -------------
COMMUNICATIONS - 0.1%
Dobson Communication Corp.,
   12.250% PIK                                             1,196         574,234
                                                                   -------------
POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   7.250%                                                 12,501         578,750
                                                                   -------------
TOTAL PREFERRED STOCKS
   (cost of $18,262,509)                                              13,519,740
                                                                   -------------

See notes to investment portfolio.

December 31, 2002

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 0.4%

MANUFACTURING - 0.2%

COMMUNICATIONS EQUIPMENT - 0.2%
EchoStar Communications Corp.,
   Class A                                                50,000   $   1,113,000
                                                                   -------------
FOOD & KINDRED PRODUCTS - 0.0%
Darling International, Inc. (f)                           52,071          93,207
                                                                   -------------

MATERIALS - 0.0%

CHEMICALS - 0.0%
Crompton Corp.                                            14,233          84,686
                                                                   -------------

MINING & ENERGY - 0.0%

COAL - 0.0%
Horizon Natural Resources Co.                             16,000               3
                                                                   -------------
CRUDE PETROLEUM & NATURAL GAS - 0.0%
Coho Energy, Inc. (f)                                        750              --
                                                                   -------------
OIL & GAS EXTRACTION - 0.0%
Orion Refining Corp.                                           9              --
Pioneer Natural Resources Co.                              6,957         175,664
                                                                   -------------
                                                                         175,664
                                                                   -------------
OIL & GAS FIELD SERVICES - 0.0%
Parker Drilling Co. (f)                                  100,000         222,000
                                                                   -------------

SERVICES - 0.0%

HOTELS, CAMPS & LODGING - 0.0%
Host Marriott Corp.                                        8,174          72,340
                                                                   -------------

TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.2%

CABLE - 0.0%
Ono Finance PLC (a)                                        5,700               6
                                                                   -------------
COMMUNICATIONS - 0.0%
Song Networks Holding AB,
   ADR (g)                                                35,144             703
                                                                   -------------
ELECTRIC SERVICES - 0.0%
BayCorp Holdings Ltd. (f)                                     62             914
                                                                   -------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                                        50,004          11,501
Fairlane Management Corp. (g)                             50,004              --
                                                                   -------------
                                                                          11,501
                                                                   -------------
TELECOMMUNICATIONS 0.2%
Metrocall, Inc. (f)                                      100,000             700
Nextel Communications, Inc.,
   Class A (f)                                           100,000       1,155,000
RCN Corp.                                                  9,257           4,906
Viatel, Inc.                                               1,615              40
                                                                   -------------
                                                                       1,160,646
                                                                   -------------
TOTAL COMMON STOCKS
   (cost of $6,983,191)                                                2,934,670
                                                                   -------------

                                                       UNITS           VALUE
--------------------------------------------------------------------------------
WARRANTS (f) - 0.0%

MANUFACTURING - 0.0%

RUBBER & PLASTICS - 0.0%
BPC Holdings Corp.,
   expires 04/15/04 (g)                                    3,500   $      70,000
Loral Space &
   Communications Ltd.,
   expires 01/15/07 (g)                                   12,000             120
                                                                   -------------
                                                                          70,120
                                                                   -------------

RETAIL STORES - 0.0%

FOOD STORES - 0.0%
Pathmark Stores, Inc.,
   expires 09/19/10                                       58,758          45,244
                                                                   -------------

SERVICES - 0.0%

HEALTH SERVICES - 0.0%
Wright Medical Technology, Inc.,
   expires 06/30/03                                        1,441               1
                                                                   -------------

TRANSPORTATION, COMMUNICATIONS,
   ELECTRIC, GAS  & SANITARY SERVICES - 0.0%

CABLE - 0.0%
Cable Satisfaction International,
   Inc.,
   expires 03/01/05                                        7,550             755
Ono Finance PLC,
   expires 02/15/11 (a)                                    1,200              12
                                                                   -------------
                                                                             767
                                                                   -------------
COMMUNICATIONS - 0.0%
UbiquiTel Inc.,
   expires 04/15/10 (a)                                    5,250           1,312
XM Satellite Radio Holdings, Inc.,
   expires 03/15/10                                        2,435           1,826
                                                                   -------------
                                                                           3,138
                                                                   -------------
COMMUNICATION SERVICES - 0.0%
IPCS Inc.,
   expires 07/15/10 (a)                                    2,500             625
                                                                   -------------
MOTOR FREIGHT & WAREHOUSING - 0.0%
QDI LLC,
   expires 01/15/07                                       10,208              --
                                                                   -------------

See notes to investment portfolio.

December 31, 2002

                                                       UNITS           VALUE
--------------------------------------------------------------------------------
WARRANTS (f) (CONTINUED)

TRANSPORTATION, COMMUNICATIONS,
   ELECTRIC, GAS  & SANITARY SERVICES (CONTINUED)

TELECOMMUNICATIONS - 0.0%
Carrier1 International SA,
   expires 02/19/09 (d)                                    2,780   $          28
Horizon PCS, Inc.,
   expires 10/01/10 (a)                                    4,705               5
Jazztel PLC,
   expires 07/15/10                                        1,435              --
MetroNet Communications Corp.,
   expires 08/15/07 (a)                                    1,250              --
                                                                   -------------
                                                                              33
                                                                   -------------
TOTAL WARRANTS
   (cost of $8,299,891)                                                  119,928
                                                                   -------------

                                                        PAR
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 6.2%

Repurchase agreement with
   State Street Bank &Trust Co., dated
   12/31/02, due 01/02/03 at 1.180%,
   collateralized by U.S. Treasury
   Bond maturing 02/15/19, market value
   $46,166,652 (repurchase proceeds
   $45,261,967)
   (cost of $45,259,000)                           $  45,259,000      45,259,000
                                                                   -------------
TOTAL INVESTMENTS - 99.1%
   (cost of $841,863,025)(h)                                         717,910,286
                                                                   -------------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                 6,199,086
                                                                   -------------
NET ASSETS - 100.0%                                                $ 724,109,372
                                                                   =============

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $104,871,601 which represents 14.5% of net assets.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being fully accrued.
(d) As of December 31, 2002 the fund held certain securities that have filed for bankruptcy protection under Chapter 11, representing 1.4% of net assets.
(e) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(f) Non-incoming producing.
(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(h) Cost for federal income tax purposes is $842,642,475. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to deferral of losses on wash sales and amortization/accretion tax elections on fixed income securities.

           ACRONYM                    NAME

             ADR           American Depositary Receipt
             PIK           Payment-In-Kind

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investments, at cost                                            $    841,863,025
                                                                ----------------
Investments, at value                                           $    717,910,286
Cash                                                                       5,172
Receivable for:
  Fund shares sold                                                     1,256,951
  Interest                                                            15,515,447
  Dividends                                                              251,618
Deferred Trustees' compensation plan                                      19,841
Other assets                                                              30,933
                                                                ----------------
    Total Assets                                                     734,990,248
                                                                ----------------
LIABILITIES:
Payable to foreign custodian bank
  (cost $167)                                                                170
Expense reimbursement due to Distributor                                     953
Payable for:
  Investments purchased                                                5,516,838
  Fund shares repurchased                                              1,709,352
  Distributions                                                        2,384,439
  Management fee                                                         373,271
  Transfer agent fee                                                     339,833
  Pricing and bookkeeping fees                                            16,287
  Audit fee                                                               41,220
Expenses received at merger                                               27,019
Deferred Trustees' fee                                                    19,841
Other liabilities                                                        451,653
                                                                ----------------
    Total Liabilities                                                 10,880,876
                                                                ----------------
NET ASSETS                                                      $    724,109,372
                                                                ================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                 $  1,253,890,982
Overdistributed net investment income                                 (1,587,777)
Accumulated net realized loss                                       (404,240,830)
Net unrealized depreciation on:
  Investments                                                       (123,952,739)
  Foreign currency translations                                             (264)
                                                                ----------------
NET ASSETS                                                      $    724,109,372
                                                                ================
CLASS A:
Net assets                                                      $    361,779,733
Shares outstanding                                                    90,201,990
                                                                ================
Net asset value per share                                       $           4.01(a)
                                                                ================
Maximum offering price per share
  ($4.01/0.9525)                                                $           4.21(b)
                                                                ================
CLASS B:
Net assets                                                      $    280,220,203
Shares outstanding                                                    69,871,284
                                                                ================
Net asset value and offering price per share                    $           4.01(a)
                                                                ================
CLASS C:
Net assets                                                      $     46,568,206
Shares outstanding                                                    11,611,011
                                                                ----------------
Net asset value and offering price per share                    $           4.01(a)
                                                                ================
CLASS Z:
Net assets                                                      $     35,541,230
Shares outstanding                                                     8,855,682
                                                                ----------------
Net asset value, offering and redemption price per share        $           4.01
                                                                ================

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2002

INVESTMENT INCOME:
Dividends                                                       $      2,161,451
Interest                                                              65,469,707
                                                                ----------------
      Total Investment Income                                         67,631,158
                                                                ----------------
EXPENSES:
Management fee                                                         4,397,366
Distribution fee:
  Class B                                                              2,315,081
  Class C                                                                372,655
Service fee:
  Class A                                                                894,256
  Class B                                                                771,694
  Class C                                                                124,222
Pricing and bookkeeping fees                                             295,108
Transfer agent fee                                                     2,845,669
Trustees' fee                                                             30,913
Custody fee                                                               30,292
Merger costs                                                              18,133
Other expenses                                                           177,538
                                                                ----------------
  Total Expenses                                                      12,272,927
Fees waived by Distributor - Class C                                     (74,523)
Custody earnings credit                                                   (8,642)
                                                                ----------------
  Net Expenses                                                        12,189,762
                                                                ----------------
Net Investment Income                                                 55,441,396
                                                                ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
  Investments                                                       (148,052,637)
  Foreign currency transactions                                          (40,853)
                                                                ----------------
      Net realized loss                                             (148,093,490)
                                                                ----------------
Net change in unrealized appreciation/
  depreciation on:
  Investments                                                         60,425,459
  Foreign currency translations                                           (6,145)
                                                                ----------------
      Net change in unrealized
        appreciation/depreciation                                     60,419,314
                                                                ----------------
Net Loss                                                             (87,674,176)
                                                                ----------------
Net Decrease in Net Assets from
  Operations                                                    $    (32,232,780)
                                                                ================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                   YEAR ENDED DECEMBER 31,
                                             -----------------------------------
                                                   2002               2001
--------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:

OPERATIONS:
Net investment income                        $     55,441,396   $     84,783,386
Net realized loss on
   investments and foreign
   currency transactions                         (148,093,490)      (159,973,325)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations                           60,419,314         48,093,338
                                             ----------------   ----------------
Net Decrease from Operations                      (32,232,780)       (27,096,601)
                                             ----------------   ----------------
DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income:
   Class A                                        (32,236,809)       (39,830,596)
   Class B                                        (25,717,885)       (37,093,395)
   Class C                                         (4,204,933)        (5,053,446)
   Class Z                                         (1,529,375)          (429,510)
Return of capital:
   Class A                                         (2,748,971)        (3,463,624)
   Class B                                         (2,193,075)        (3,225,600)
   Class C                                           (358,573)          (439,441)
   Class Z                                           (130,416)           (37,350)
                                             ----------------   ----------------
Total Distributions Declared
      to Shareholders                             (69,120,037)       (89,572,962)
                                             ----------------   ----------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                  235,835,725        198,346,266
   Proceeds received in connection
      with merger                                     175,784                 --
   Distributions reinvested                        17,448,294         20,470,907
   Redemptions                                   (211,467,498)      (185,822,015)
                                             ----------------   ----------------
      Net Increase                                 41,992,305         32,995,158
                                             ----------------   ----------------
Class B:
   Subscriptions                                   88,840,756        126,106,357
   Distributions reinvested                        12,563,965         17,864,128
   Redemptions                                   (127,327,785)      (173,793,977)
                                             ----------------   ----------------
      Net Decrease                                (25,923,064)       (29,823,492)
                                             ----------------   ----------------
Class C:
   Subscriptions                                   22,531,723         29,875,107
   Distributions reinvested                         2,835,915          3,544,156
   Redemptions                                    (23,747,996)       (22,638,431)
                                             ----------------   ----------------
      Net Increase                                  1,619,642         10,780,832
                                             ----------------   ----------------
Class Z:
   Subscriptions                             $     20,514,243   $      7,109,992
   Proceeds received in
      connection with merger                       36,830,189                 --
   Distributions reinvested                         1,500,998            465,882
   Redemptions                                    (24,679,597)        (5,587,806)
                                             ----------------   ----------------
      Net Increase                                 34,165,833          1,988,068
                                             ----------------   ----------------
Net Increase from
   Share Transactions                              51,854,716         15,940,566
                                             ----------------   ----------------
Total Decrease in Net Assets                      (49,498,101)      (100,728,997)
                                             ----------------   ----------------
NET ASSETS:
Beginning of period                               773,607,473        874,336,470
                                             ----------------   ----------------
End of period (including
   undistributed (overdistributed)
   net investment income of
   $(1,587,777) and $5,381,589,
   respectively)                             $    724,109,372   $    773,607,473
                                             ================   ================
CHANGES IN SHARES:
Class A:
   Subscriptions                                   56,148,431         38,923,252
   Issued in connection
      with merger                                      43,511                 --
   Issued for distributions
      reinvested                                    4,119,471          4,114,587
   Redemptions                                    (49,928,762)       (36,904,850)
                                             ----------------   ----------------
      Net Increase                                 10,382,651          6,132,989
                                             ----------------   ----------------
Class B:
   Subscriptions                                   20,864,519         24,896,772
   Issued for distributions
      reinvested                                    2,954,382          3,581,341
   Redemptions                                    (29,746,409)       (34,482,255)
                                             ----------------   ----------------
      Net Decrease                                 (5,927,508)        (6,004,142)
                                             ----------------   ----------------
Class C:
   Subscriptions                                    5,278,283          5,940,784
   Issued for distributions
      reinvested                                      668,879            713,547
   Redemptions                                     (5,607,906)        (4,601,135)
                                             ----------------   ----------------
      Net Increase                                    339,256          2,053,196
                                             ----------------   ----------------
Class Z:
   Subscriptions                                    5,020,578          1,405,985
   Issued in connection with
      merger                                        9,116,388                 --
   Issued for distributions
      reinvested                                      374,230             94,092
   Redemptions                                     (6,084,044)        (1,178,312)
                                             ----------------   ----------------
      Net Increase                                  8,427,152            321,765
                                             ----------------   ----------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty High Yield Securities Fund (the "Fund"), a series of Liberty Funds Trust I, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek high current income and total return by investing primarily in lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on July 29, 2002, the Stein Roe High Yield Fund merged into the Fund as follows:

                                                       UNREALIZED
SHARES ISSUED           NET ASSETS RECEIVED          DEPRECIATION(1)
----------------------------------------------------------------------
9,159,899                  $ 37,005,973               $ (5,857,438)

                            NET ASSETS OF              NET ASSETS
NET ASSETS OF THE       STEIN ROE HIGH YIELD           OF THE FUND
FUND PRIOR TO             FUND IMMEDIATELY          IMMEDIATELY AFTER
COMBINATION             PRIOR TO COMBINATION           COMBINATION
-----------------------------------------------------------------------
$ 653,647,815              $  37,005,973              $ 690,653,788

(1) Unrealized depreciation is included in the Net Assets Received amount above.

Prior to July 30, 2002, the Stein Roe High Yield Fund invested all of its assets in the SR&F High Yield Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. Prior to the completion of the above merger, the Portfolio transferred its assets to the Stein Roe High Yield Fund and the Stein Roe Institutional Client High Yield Fund based on their proportionate share and subsequently liquidated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Premium and discount are being amortized for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions include the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, capital loss carryforwards, non-deductible expenses and post-October losses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

     UNDISTRIBUTED     ACCUMULATED
    NET INVESTMENT    NET REALIZED        PAID-IN
        INCOME            LOSS            CAPITAL
----------------------------------------------------
     $ 1,278,240      $ (7,857,027)     $ 6,578,787

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during 2002 and 2001 was as follows:

                                2002          2001
                            ------------  ------------
Distributions paid from:
   Ordinary Income          $ 63,689,002  $ 82,406,947
   Return of capital           5,431,035     7,166,015
                            ------------  ------------
                            $ 69,120,037  $ 89,572,962
                            ============  ============

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                       UNREALIZED
                      DEPRECIATION*

                     $ (124,732,453)

* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF EXPIRATION
-----------------------------------------------
            2003               $  11,709,791
            2005                     757,799
            2006                     738,934
            2007                  13,268,889
            2008                  44,818,986
            2009                 161,087,717
            2010                 171,019,187
                               -------------
                               $ 403,401,303
                               =============

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2002 for federal income tax purposes, post-October losses of $672,468 attributable to security transactions were deferred to January 1, 2003.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.60% annually of the Fund's average daily net assets.

PRICING & BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended December 31, 2002, the net asset based fee rate was 0.035%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the year ended December 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $119,987 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $15,057, $973,590 and $24,618 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $8,642 of custody fees were reduced by balance credits for the year ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were $426,531,070 and $429,711,170, respectively. Unrealized appreciation (depreciation) at December 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation      $   18,492,750
     Gross unrealized depreciation        (143,224,939)
                                        --------------
         Net unrealized depreciation    $ (124,732,189)
                                        ==============

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions. The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended December 31, 2002, the Fund had no borrowings under the agreement.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------------
CLASS A SHARES                                    2002            2001              2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                          $    4.62       $    5.30         $    6.55       $    6.76       $    7.23
                                                ---------       ---------         ---------       ---------       ---------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                                0.34(a)         0.52(a)(b)        0.61(c)         0.60(c)         0.63
Net realized and unrealized loss on
   investments and foreign currency                 (0.53)          (0.65)(b)         (1.24)          (0.20)          (0.48)
                                                ---------       ---------         ---------       ---------       ---------
Total from Investment Operations                    (0.19)          (0.13)            (0.63)           0.40            0.15
                                                ---------       ---------         ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                          (0.39)          (0.51)            (0.62)          (0.61)          (0.62)
Return of capital                                   (0.03)          (0.04)               --              --              --
                                                ---------       ---------         ---------       ---------       ---------
Total Distributions Declared
   to Shareholders                                  (0.42)          (0.55)            (0.62)          (0.61)          (0.62)
                                                ---------       ---------         ---------       ---------       ---------
NET ASSET VALUE,
   END OF PERIOD                                $    4.01       $    4.62         $    5.30       $    6.55       $    6.76
                                                =========       =========         =========       =========       =========
Total return (d)                                    (4.27)%         (2.78)%          (10.28)%          6.17%           2.12%
                                                =========       =========         =========       =========       =========
RATIOS TO AVERAGE
   NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (e)                                         1.31%           1.22%             1.16%           1.21%           1.21%
Net investment income (e)                            7.92%          10.34%(b)         10.00%           9.02%           8.81%
Portfolio turnover rate                                63%             62%               28%             42%             97%
Net assets, end of period (000's)               $ 361,780       $ 369,043         $ 390,917       $ 540,201       $ 568,125

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.76% to 10.34%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------------
CLASS B SHARES                                    2002            2001              2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                          $    4.62       $    5.30         $    6.55       $    6.76       $    7.23
                                                ---------       ---------         ---------       ---------       ---------
Income from Investment
   OPERATIONS:
Net investment income                                0.31(a)         0.48(a)(b)        0.56(c)         0.55(c)         0.58
Net realized and unrealized loss on
   investments and foreign currency                 (0.54)          (0.65)(b)         (1.24)          (0.20)          (0.48)
                                                ---------       ---------         ---------       ---------       ---------
Total from Investment Operations                    (0.23)          (0.17)            (0.68)           0.35            0.10
                                                ---------       ---------         ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                          (0.35)          (0.47)            (0.57)          (0.56)          (0.57)
Return of capital                                   (0.03)          (0.04)               --              --              --
                                                ---------       ---------         ---------       ---------       ---------
TOTAL DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS                                  (0.38)          (0.51)            (0.57)          (0.56)          (0.57)
                                                ---------       ---------         ---------       ---------       ---------
NET ASSET VALUE,
   END OF PERIOD                                $    4.01       $    4.62         $    5.30       $    6.55       $    6.76
                                                =========       =========         =========       =========       =========
TOTAL RETURN (d)                                    (4.99)%         (3.51)%          (10.96)%          5.38%           1.36%
                                                =========       =========         =========       =========       =========
RATIOS TO AVERAGE
   NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (e)                                         2.06%           1.97%             1.91%           1.96%           1.96%
Net investment income (e)                            7.17%           9.59%(b)          9.25%           8.27%           8.06%
Portfolio turnover rate                                63%             62%               28%             42%             97%
Net assets, end of period (000'S)               $ 280,220       $ 350,464         $ 433,949       $ 627,057       $ 573,626

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.02% to 9.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------------
CLASS C SHARES                                    2002            2001              2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                          $    4.62       $    5.30         $    6.55       $    6.76       $    7.23
                                                ---------       ---------         ---------       ---------       ---------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                                0.31(a)         0.49(a)(b)        0.57(c)         0.56(c)         0.58
Net realized and unrealized loss on
   investments and foreign currency                 (0.53)          (0.65)(b)         (1.24)          (0.20)          (0.47)
                                                ---------       ---------         ---------       ---------       ---------
Total from Investment Operations                    (0.22)          (0.16)            (0.67)           0.36            0.11
                                                ---------       ---------         ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                          (0.36)          (0.48)            (0.58)          (0.57)          (0.58)
Return of Capital                                   (0.03)          (0.04)               --              --              --
                                                ---------       ---------         ---------       ---------       ---------
Total Distributions Declared
   to Shareholders                                  (0.39)          (0.52)            (0.58)          (0.57)          (0.58)
                                                ---------       ---------         ---------       ---------       ---------
NET ASSET VALUE,
   END OF PERIOD                                $    4.01       $    4.62         $    5.30       $    6.55       $    6.76
                                                =========       =========         =========       =========       =========
Total return (d)(e)                                 (4.85)%         (3.37)%          (10.78)%          5.54%           1.51%
                                                =========       =========         =========       =========       =========
RATIOS TO AVERAGE
   NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                         1.91%           1.82%             1.76%           1.81%           1.81%
NET INVESTMENT INCOME (f)                            7.32%           9.74%(b)          9.40%           8.42%           8.21%
Waiver/reimbursement                                 0.15%           0.15%             0.15%           0.15%           0.15%
Portfolio turnover rate                                63%             62%               28%             42%             97%
Net assets, end of period (000's)               $  46,568       $  52,122         $  48,904       $  56,068       $  34,302

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.16% to 9.74%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------------------
CLASS Z SHARES                                    2002            2001              2000           1999(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    4.62       $    5.30         $    6.55       $    6.79
                                                ---------       ---------         ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.33(b)         0.53(b)(c)        0.62(d)         0.60(d)
Net realized and unrealized loss on investments
   and foreign currency                             (0.51)          (0.65)(c)         (1.24)          (0.23)
                                                ---------       ---------         ---------       ---------
Total from Investment Operations                    (0.18)          (0.12)            (0.62)           0.37
                                                ---------       ---------         ---------       ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                          (0.40)          (0.52)            (0.63)          (0.61)
Return of capital                                   (0.03)          (0.04)               --              --
                                                ---------       ---------         ---------       ---------
Total Distributions Declared to Shareholders        (0.43)          (0.56)            (0.63)          (0.61)
                                                ---------       ---------         ---------       ---------
NET ASSET VALUE, END OF PERIOD                  $    4.01       $    4.62         $    5.30       $    6.55
                                                =========       =========         =========       =========
Total return (e)                                    (4.03)%         (2.53)%          (10.06)%          5.83%(f)
                                                =========       =========         =========       =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                         1.06%           0.97%             0.91%           0.95%(h)
Net investment income (g)                            8.17%          10.59%(c)         10.25%           9.22%(h)
Portfolio turnover rate                                63%             62%               28%             42%
Net assets, end of period (000's)               $  35,541       $   1,978         $     566       $     418

(a) Class Z shares were initially offered on January 8, 1999. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 10.01% to 10.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST I
AND THE SHAREHOLDERS OF LIBERTY HIGH YIELD SECURITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty High Yield Securities Fund (the "Fund") (a series of Liberty Funds Trust I), at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2003

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                  YEAR FIRST                                           NUMBER OF
                                                  ELECTED OR                                       PORTFOLIOS IN FUND      OTHER
                                 POSITION WITH    APPOINTED         PRINCIPAL OCCUPATION(S)         COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS AND AGE           LIBERTY FUNDS(1)  TO OFFICE         DURING PAST FIVE YEARS             BY TRUSTEE          HELD
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 47)          Trustee          1996     Executive Vice President-Strategy           103              None
c/o Liberty Funds Group LLC                                   of United Airlines (airlines) since
One Financial Center                                          December 2002 (formerly President
Boston, MA 02111                                              of UAL Loyalty Services (airline)
                                                              from September 2001 to December
                                                              2002; (Executive Vice President and
                                                              Chief Financial Officer from March
                                                              1993 to September 2001 of United
                                                              Airlines); Senior Vice President
                                                              and Chief Financial Officer of UAL,
                                                              Inc. prior thereto

Janet Langford Kelly (age 45)       Trustee          1996     Executive Vice President-Corporate          103              None
c/o Liberty Funds Group LLC                                   Development and Administration,
One Financial Center                                          General Counsel and Secretary,
Boston, MA 02111                                              Kellogg Company (food
                                                              manufacturer), since September
                                                              1999; Senior Vice President,
                                                              Secretary and General Counsel, Sara
                                                              Lee Corporation (branded, packaged,
                                                              consumer-products manufacturer)
                                                              prior thereto

Richard W. Lowry (age 66)           Trustee          1995     Private Investor since 1987                 105***           None
c/o Liberty Funds Group LLC                                   (formerly Chairman and Chief
One Financial Center                                          Executive Officer, U.S.Plywood
Boston, MA 02111                                              Corporation (building products
                                                              manufacturer)

Salvatore Macera (age 71)           Trustee          1998     Private Investor since 1981                 103              None
c/o Liberty Funds Group LLC                                   (formerly Executive Vice President
One Financial Center                                          and Director of Itek Corporation
Boston, MA 02111                                              (electronics) from 1975 to 1981)

Charles R. Nelson (age 60)          Trustee          1981     Professor of Economics, University          118*             None
c/o Liberty Funds Group LLC                                   of Washington, since January 1976;
One Financial Center                                          Ford and Louisa Van Voorhis
Boston, MA 02111                                              Professor of Political Economy,
                                                              University of Washington, since
                                                              September 1993; Director, Institute
                                                              for Economic Research, University
                                                              of Washington, since September
                                                              2001; Adjunct Professor of
                                                              Statistics, University of
                                                              Washington, since September 1980;
                                                              Associate Editor, Journal of Money
                                                              Credit and Banking, since
                                                              September, 1993; Trustee, Columbia
                                                              Funds since July 2002; consultant
                                                              on econometric and statistical
                                                              matters

John J. Neuhauser (age 59)          Trustee          1985     Academic Vice President and Dean of         105***       Saucony, Inc.
c/o Liberty Funds Group LLC                                   Faculties since August 1999, Boston                        (athletic
One Financial Center                                          College (formerly Dean, Boston                           footwear) and
Boston, MA 02111                                              College School of Management from                          SkillSoft
                                                              September 1977 to September 1999)                            Corp.
                                                                                                                       (e-learning)

Thomas E. Stitzel (age 67)          Trustee          1998     Business Consultant since 1999              103              None
c/o Liberty Funds Group LLC                                   (formerly Professor of Finance from
One Financial Center                                          1975 to 1999 and Dean from 1977 to
Boston, MA 02111                                              1991, College of Business, Boise
                                                              State University); Chartered
                                                              Financial Analyst

                                                  YEAR FIRST                                           NUMBER OF
                                                  ELECTED OR                                       PORTFOLIOS IN FUND      OTHER
                                 POSITION WITH    APPOINTED         PRINCIPAL OCCUPATION(S)         COMPLEX OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS AND AGE           LIBERTY FUNDS(1)  TO OFFICE         DURING PAST FIVE YEARS             BY TRUSTEE          HELD
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)

Thomas C. Theobald (age 65)         Trustee          1996     Managing Director, William Blair            103             Anixter
c/o Liberty Funds Group LLC                                   Capital Partners (private equity                         International
One Financial Center                                          investing) since September 1994                            (network
Boston, MA 02111                                              (formerly Chief Executive Officer                           support
                                                              and Chairman of the Board of                               equipment
                                                              Directors, Continental Bank                              distributor),
                                                              Corporation prior thereto)                                Jones Lang
                                                                                                                       LaSalle (real
                                                                                                                          estate
                                                                                                                        management
                                                                                                                       services) and
                                                                                                                        MONY Group
                                                                                                                           (life
                                                                                                                        insurance)

Anne-Lee Verville (age 57)          Trustee          1998     Author and speaker on educational           103           Chairman of
c/o Liberty Funds Group LLC                                   systems needs (formerly General                          the Board of
One Financial Center                                          Manager, Global Education Industry                        Directors,
Boston, MA 02111                                              from 1994 to 1997, and President,                        Enesco Group,
                                                              Applications Solutions Division                              Inc.
                                                              from 1991 to 1994, IBM Corporation                        (designer,
                                                              (global education and global                             importer and
                                                              applications))                                            distributor
                                                                                                                        of giftware
                                                                                                                            and
                                                                                                                       collectibles)

INTERESTED TRUSTEES

William E. Mayer** (age 62)         Trustee          1994     Managing Partner, Park Avenue               105***            Lee
c/o Liberty Funds Group LLC                                   Equity Partners (private equity)                         Enterprises
One Financial Center                                          since February 1999 (formerly                                (print
Boston, MA 02111                                              Founding Partner, Development                             media), WR
                                                              Capital LLC from November 1996 to                         Hambrecht +
                                                              February 1999; Dean and Professor,                             Co.
                                                              College of Business and Management,                       (financial
                                                              University of Maryland from October                         service
                                                              1992 to November 1996)                                    provider),
                                                                                                                         and First
                                                                                                                           Health
                                                                                                                       (health care)

Joseph R. Palombo** (age 49)      Trustee and        2000     Chief Operating Officer of Columbia         103              None
One Financial Center            Chairman of the               Management Group, Inc. (Columbia
Boston, MA 02111                     Board                    Management Group) since November
                                                              2001; formerly Chief Operations
                                                              Officer of Mutual Funds, Liberty
                                                              Financial Companies, Inc. from
                                                              August 2000 to November 2001;
                                                              Executive Vice President of Stein
                                                              Roe & Farnham, Incorporated (Stein
                                                              Roe) since April 1999; Executive
                                                              Vice President and Director of
                                                              Colonial Management Associates,
                                                              Inc. since April 1999; Director of
                                                              Stein Roe since September 2000;
                                                              Trustee and Chairman of the Board
                                                              of Stein Roe Mutual Funds since
                                                              October 2000; Manager of Stein Roe
                                                              Floating Rate Limited Liability
                                                              Company since October 2000; Vice
                                                              President of Galaxy Funds since
                                                              September 2002; (formerly Vice
                                                              President of Liberty Funds from
                                                              April 1999 to August 2000; Chief
                                                              Operating Officer and Chief
                                                              Compliance Officer, Putnam Mutual
                                                              Funds from December 1993 to March
                                                              1999)

(1) In December 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Funds board.
* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
    Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

OFFICERS AND TRANSFER AGENT

                                                  YEAR FIRST
                                                  ELECTED OR
                                 POSITION WITH    APPOINTED
NAME, ADDRESS AND AGE            LIBERTY FUNDS    TO OFFICE   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 47)            President         2001     President of Liberty Funds since November 2001; President, Chief
Columbia Management Group, Inc.                               Investment Officer and Chief Executive Officer of Columbia Management
590 Madison Avenue, 36th Floor                                Group or its predecessor since August 2000; (formerly Managing
New York, NY 10022                                            Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                              from November 1996 to August 2000); President of Galaxy Funds since
                                                              September 2002

Vicki L. Benjamin (age 41)      Chief Accounting     2001     Controller of Liberty Funds, Stein Roe Funds and Liberty All-Star
One Financial Center              Officer and                 Funds since May 2002; Chief Accounting Officer of Liberty Funds, Stein
Boston, MA 02111                   Controller                 Roe Funds and Liberty All-Star Funds since June 2001; Controller and
                                                              Chief Accounting Officer of Galaxy Funds since September 2002;
                                                              (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                              Company from May 1998 to April 2001; Audit Manager from July 1994 to
                                                              June 1997; Senior Audit Manager from July 1997 to May 1998, Coopers &
                                                              Lybrand, LLP)

J. Kevin Connaughton (age 38)      Treasurer         2000     Treasurer of Liberty Funds and Liberty All-Star Funds since December
One Financial Center                                          2000 (formerly Controller of the Liberty Funds and Liberty All-Star
Boston, MA 02111                                              Funds from February 1998 to October 2000); Treasurer of Stein Roe
                                                              Funds since February 2001 (formerly Controller from May 2000 to
                                                              February 2001); Treasurer of Galaxy Funds since September 2002;
                                                              (formerlyVicePresident fromApril2000toJanuary2001)Vice President of
                                                              Colonial Management Associates, Inc. from February 1998 to October
                                                              2000; Senior Tax Manager, Coopers & Lybrand, LLP from April 1996 to
                                                              January 1998)

Jean S. Loewenberg (age 57)        Secretary         2002     Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center                                          since February 2002; General Counsel of Columbia Management Group
Boston, MA 02111                                              since December 2001; Senior Vice President since November 1996,
                                                              Assistant General Counsel since September 2002 of Fleet National Bank
                                                              (formerly Senior Vice President and Group Senior Counsel of Fleet
                                                              National Bank from November 1996 to September 2002)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty High Yield Securities Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

ANNUAL REPORT:
LIBERTY HIGH YIELD SECURITIES FUND

LIBERTY HIGH YIELD SECURITIES FUND ANNUAL REPORT, DECEMBER 31, 2002

                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             HOLLISTON, MA
                                                             PERMIT NO. 20

[LIBERTY FUNDS LOGO]

(C)2003 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621

                                                730-02/460M-0103 (02/03) 03/0221